Employee Benefits (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
Defined Contribution Plan, Cost Recognized	$ 423	$ 372	$ 372
Common Stock, Shares Held in Employee Trust, Shares	21,906
Cash surrender value of life insurance	16,810	11,087
Liability for accumulated supplemental retirement benefits	379	210
Deferred compensation expense	$ 13	$ 11	$ 16